Subsequent Events - Summary of the changes in the standardized measure of discounted future net cash flows attributable to proved reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of the changes in the standardized measure of discounted future net cash flows attributable to proved reserves
Balance, beginning of period	$ 774,351	$ 195,583	$ 310,294
Sales of oil and natural gas produced, net of production costs	(422,120)	(245,794)	(60,037)
Extensions and discoveries	239,173	58,023	14,575
Previously estimated development cost incurred during the period	93,895	22,042	30,668
Net change of prices and production costs	671,556	332,625	(124,290)
Change in future development costs	(6,186)	(3,833)	15,054
Revisions of quantity and timing estimates	44,022	50,158	(69,623)
Accretion of discount	77,823	19,714	31,190
Change in income taxes	(319,318)	(2,315)	40
Acquisition of Reserves	154,300	332,947	62,948
Divestiture of Reserves		(13,589)	(1,094)
Other	(71,570)	28,790	(14,142)
Balance, end of period	$ 1,235,926	$ 774,351	$ 195,583